Segment Information Segment Reporting, by Products and Services (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Sales from External Customer [Line Items]
Net Sales	$ 2,411.7	$ 2,601.0	$ 2,623.3	$ 2,584.7	$ 2,319.2	$ 2,479.3	$ 2,581.4	$ 2,412.1	$ 2,129.6	$ 10,128.2		$ 9,602.4		$ 8,801.2
Net Sales, by Product and Service, Percentage										100.00%		100.00%		100.00%
Notebooks/Mobile Devices [Member]
Net Sales from External Customer [Line Items]
Net Sales										1,470.8		1,333.8		1,142.6
Net Sales, by Product and Service, Percentage										14.50%		13.90%		13.00%
NetComm Products [Member]
Net Sales from External Customer [Line Items]
Net Sales										1,350.6		1,241.4		1,142.0
Net Sales, by Product and Service, Percentage										13.30%		12.90%		13.00%
Enterprise and Data Storage (Including Drives) [Member]
Net Sales from External Customer [Line Items]
Net Sales										975.1		916.9		844.1
Net Sales, by Product and Service, Percentage										9.60%		9.50%		9.60%
Other Hardware [Member]
Net Sales from External Customer [Line Items]
Net Sales										4,111.1		4,039.2		3,783.5
Net Sales, by Product and Service, Percentage										40.60%		42.10%		43.00%
Software [Member]
Net Sales from External Customer [Line Items]
Net Sales										1,886.6		1,781.6		1,621.8
Net Sales, by Product and Service, Percentage										18.60%		18.60%		18.40%
Services [Member]
Net Sales from External Customer [Line Items]
Net Sales										285.2		254.6		214.9
Net Sales, by Product and Service, Percentage										2.80%		2.70%		2.40%
Other [Member]
Net Sales from External Customer [Line Items]
Net Sales										$ 48.8	[1]	$ 34.9	[1]	$ 52.3	[1]
Net Sales, by Product and Service, Percentage										0.60%	[1]	0.30%	[1]	0.60%	[1]

[1]	Includes items such as delivery charges to customers and certain commission revenue.